Note 2 - Summary of Significant Accounting Policies (Details) - Accounts Receivable, Net In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts Receivable, Net [Abstract]
Accounts receivable		202,737	212,137
Allowance for doubtful accounts	(2,673)	(16,587)	(12,655)
Accounts receivable, net	$ 30,002	186,150	199,482